EATON VANCE
DIVIDEND INCOME FUND

EATON VANCE
INTERNATIONAL EQUITY FUND

EATON VANCE
LARGE-CAP CORE RESEARCH FUND

EATON VANCE STRUCTURED
EMERGING MARKETS FUND

Supplement to Prospectus
dated March 1, 2010

Effective May 1, 2010, shares of Eaton Vance Large-Cap Core Research Fund (the "Fund") are no longer offered through this prospectus.  Please see the Fund's prospectus dated May 1, 2010 for information regarding the Fund.

April 30, 2010	4510-4/10 DEISEPS

     EATON VANCE DIVIDEND INCOME FUND

     EATON VANCE INTERNATIONAL EQUITY FUND

EATON VANCE LARGE-CAP CORE RESEARCH FUND

EATON VANCE STRUCTURED EMERGING MARKETS FUND

     Supplement to Statement of Additional Information dated March 1, 2010

Effective May 1, 2010, shares of Eaton Vance Large-Cap Core Research Fund are no longer offered through this Statement of Additional Information ("SAI").  Please see the Fund's SAI dated May 1, 2010 for information regarding the Fund.

April 30, 2010